Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 572,458,000	$ 627,598,000	$ 651,483,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	322,500,000	366,500,000	390,700,000
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	158,465,000	155,942,000	141,660,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	72,256,000	81,886,000	94,395,000
Israel [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	4,400,000	5,500,000	5,400,000
Americas
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 341,737,000	$ 389,770,000	$ 415,428,000